Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Apr. 30, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash

4. Cash and Cash Equivalents and Restricted Cash

	As at April 30, 2021	As at April 30, 2020
	($)	($)

Cash at bank	7,214,482	245,412
Guaranteed Investment Certificates	-	11,591,750
Cash and cash equivalents	7,214,482	11,837,162

Restricted cash of $669,350 (2020: $752,250) includes $55,000 (2020: $55,000) held by the bank as security for a corporate credit card and $614,350 (US$500,000) (2020: $697,250 (US$500,000)) held by the bank as security for a foreign exchange facility. The Company has not utilized the foreign exchange facility as at April 30, 2021 and 2020.